Leases - Summary of Weighted-Average Remaining Lease Terms and Discount Rates (Detail)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term of operating leases (in years)	7 years	7 years 4 months 24 days
Weighted-average remaining lease term of finance leases (in years)	9 years 7 months 6 days	10 years 8 months 12 days
Weighted-average discount rate of operating leases	3.00%	3.20%
Weighted-average discount rate of finance leases	12.50%	14.30%